Earnings(loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Onion Global Limited	¥ (356,217)	$ (55,898)	¥ 209,659	¥ 103,195
Denominator:
Weighted average number of ordinary shares outstanding - Basic	0	0	7,993,846	7,993,846
Weighted average number of ordinary shares outstanding - diluted			7,993,846	7,993,846
Basic (in dollars per share) | (per share)	¥ 0	$ 0	¥ 26	¥ 13
Diluted (in dollars per share) | ¥ / shares			¥ 26	¥ 13
Shares excluded from computation of diluted (loss)/earnings per share	1,074,371	1,074,371	1,115,466	1,115,466
Dilutive factors and included in the calculation of diluted (loss)/earnings per share	1,074,371	1,074,371	1,115,466	1,115,466
Onion Global Limited shareholders' equity
Numerator:
Net (loss)/income attributable to Onion Global Limited | ¥			¥ 209,659	¥ 103,195
Class A
Denominator:
Weighted average number of ordinary shares outstanding - Basic	4,569,509	4,569,509	0	0
Weighted average number of ordinary shares outstanding - diluted	4,569,509	4,569,509
Basic (in dollars per share) | (per share)	¥ (38)	$ (6)	¥ 0	¥ 0
Diluted (in dollars per share) | (per share)	¥ (38)	$ (6)
Class A | Onion Global Limited shareholders' equity
Numerator:
Net (loss)/income attributable to Onion Global Limited	¥ (172,988)	$ (27,146)
Class B
Denominator:
Weighted average number of ordinary shares outstanding - Basic	4,840,000	4,840,000	0	0
Weighted average number of ordinary shares outstanding - diluted	4,840,000	4,840,000
Basic (in dollars per share) | (per share)	¥ (38)	$ (6)	¥ 0	¥ 0
Diluted (in dollars per share) | (per share)	¥ (38)	$ (6)
Class B | Onion Global Limited shareholders' equity
Numerator:
Net (loss)/income attributable to Onion Global Limited	¥ (183,229)	$ (28,752)